Financial Instruments - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Detail) - Fair Value Measurements Recurring [Member] - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 179	$ 206
Total liabilities	(164)	(235)
Available for Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1
Foreign Exchange Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	136	161
Total liabilities	(149)	(215)
Interest Rate Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	43	44
Total liabilities	(15)	(20)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1
Level 1 [Member] | Available for Sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		1
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	179	205
Total liabilities	(164)	(235)
Level 2 [Member] | Foreign Exchange Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	136	161
Total liabilities	(149)	(215)
Level 2 [Member] | Interest Rate Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	43	44
Total liabilities	$ (15)	$ (20)